Consolidated and Combined Statements of Financial Position - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Non-Current Assets
Property, plant and equipment	$ 2,161,206	$ 2,378,025
Right-of-use assets	533,493	940,155
Intangible assets	616,569	728,313
Other investments	1,664,593
Investment in associates	18,606	1,596,176
Total Non-Current Assets	4,994,467	5,642,669
Current Assets
Inventories	492,877	556,215
Trade receivables	135,187	45,528
Other receivables, deposits and prepayments	423,665	295,015
Amount due from associates	27,393	18,435
Tax recoverable	288,328	256,843
Cash and bank balances	607,473	318,932
Total Current Assets	1,974,923	1,490,968
Total Assets	6,969,390	7,133,637
EQUITY AND LIABILITIES
Share capital	16,640	580
Merger reserves	10,679,360	10,463,980
Accumulated losses	(13,173,667)	(11,165,239)
Fair value reserve	(76,988)
Foreign translation reserve	(369,963)	(187,881)
Equity Attributable to the Owners of the Company	(2,924,618)	(888,560)
Non-controlling interests	(305,383)	(227,356)
Capital Deficiencies	(3,230,001)	(1,115,916)
Non-Current Liabilities
Amount due to directors	4,398,453
Lease liabilities	176,410	738,245
Deferred tax liabilities	22,883	21,561
Warrant liability	125,528
Total Non-Current Liabilities	4,723,274	759,806
Current Liabilities
Trade payables	349,799	321,350
Other payables and accruals	3,455,153	878,421
Amount due to associates	132,468	20,763
Amount due to directors	1,155,835	5,972,257
Lease liabilities	382,862	223,630
Tax liabilities		73,326
Total Current Liabilities	5,476,117	7,489,747
Total Liabilities	10,199,391	8,249,553
Total Equity and Liabilities	$ 6,969,390	$ 7,133,637